Units Outstanding	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Units Outstanding [Abstract]
Units Outstanding
14.	Units Outstanding

Changes in units outstanding during the three-month and nine-month periods ended September 30, 2013 were as follows:

	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2013

Outstanding as of beginning of period	278,374,893	277,600,901
Options exercised	33,903	812,642
Units issued	—	—
Units retired	(13,936,468)	(13,941,215)
Outstanding as of September 30, 2013	264,472,328	264,472,328

During the third quarter and the first nine months of 2013, we purchased 17,468 and 22,215 AllianceBernstein Units, respectively, in private transactions and retired them.

As discussed in Note 3, on July 1, 2013, management of AllianceBernstein and Holding retired all unallocated Holding Units in AllianceBernstein’s consolidated rabbi trust, and continued to retire units during the third quarter of 2013 as we purchased Holding Units on the open market.

19. Units Outstanding

Changes in units outstanding for the years ended December 31, 2012 and 2011 were as follows:

	2012	2011

Outstanding as of January 1,	277,847,588	278,115,232
Options exercised	—	86,543
Units issued	—	—
Units retired	(246,687)	(354,187)
Units forfeited	—	—
Outstanding as of December 31,	277,600,901	277,847,588

During 2012 and 2011, we purchased 246,687 and 354,187 AllianceBernstein Units, respectively, in private transactions and retired them.